VANECK CHINA BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
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Footnotes:
Par
(000's) Value
CORPORATE BONDS: 73.9%
Energy : 11.9%
China Petrochemical Corp.
2.00%, 08/09/29 CNY 10,000 $ 1,397,132
China Petroleum & Chemical
Corp.
3.20%, 07/27/26 CNY 5,240 743,802
2,140,934
Financials : 43.8%
Agricultural Development Bank
of China
2.96%, 04/17/30 CNY 2,320 341,147
3.48%, 02/04/28 CNY 3,400 495,793
3.74%, 07/12/29 CNY 2,740 411,093
3.75%, 01/25/29 CNY 2,620 390,745
Bank of Communications Co.
Ltd. Reg S
2.70%, 09/26/26 CNY 5,800 821,470
China Development Bank
2.69%, 09/11/33 CNY 4,060 598,507
3.45%, 09/20/29 CNY 4,800 714,928
3.48%, 01/08/29 CNY 4,460 659,575
3.65%, 05/21/29 CNY 1,950 291,064
3.66%, 03/01/31 CNY 1,170 178,969
3.70%, 10/20/30 CNY 4,150 633,514
4.04%, 07/06/28 CNY 4,360 648,891
China Everbright Bank Co. Ltd.
Reg S
2.72%, 09/25/26 CNY 5,800 821,523
Export-Import Bank of China
3.10%, 02/13/33 CNY 580 87,578
3.38%, 07/16/31 CNY 3,400 515,102
3.74%, 11/16/30 CNY 1,740 266,204
7,876,103
Par
(000’s) Value
Utilities : 18.2%
China Huaneng Group Co. Ltd.
3.95%, 04/21/26 CNY 4,500 $ 639,053
China Southern Power Grid
Co. Ltd.
2.42%, 10/24/25 CNY 5,250 736,796
China Three Gorges Corp.
4.15%, 05/11/26 CNY 3,400 484,222
Guangdong Hengjian
Investment Holding Co. Ltd.
3.28%, 01/14/27 CNY 4,300 614,128
State Grid Corp. of China
2.88%, 08/30/27 CNY 5,500 785,715
3,259,914
Total Corporate Bonds
(Cost: $13,478,264) 13,276,951
GOVERNMENT OBLIGATIONS: 24.4%
China Government Bond
1.43%, 01/25/30 CNY 3,550 494,439
1.62%, 08/15/27 CNY 7,170 1,009,094
2.27%, 05/25/34 CNY 3,490 506,974
2.35%, 02/25/34 CNY 1,760 256,991
2.40%, 07/15/28 CNY 3,480 500,455
2.67%, 11/25/33 CNY 6,950 1,038,873
3.27%, 11/19/30 CNY 3,820 582,860
Underline
Total Government Obligations
(Cost: $4,281,183) 4,389,686
Total Investments: 98.3%
(Cost: $17,759,447) 17,666,637
Other assets less liabilities: 1.7% 312,300
NET ASSETS: 100.0% $ 17,978,937
Definitions:
CNY Chinese Yuan
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.